RISK MANAGEMENT - Market Risk (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total Financial assets	$ 245,105,338	$ 222,154,907
Total Liabilities	216,578,285	200,473,389
Market risk
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total Financial assets	23,528,815	20,824,316
Total Liabilities	1,006,844	312,129
Net position	22,521,971	20,512,187
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total Financial assets		5,128,088
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total Financial assets	31,256
Derivatives
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total Financial assets	768,686	328,392
Derivatives | Market risk
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total Financial assets	768,686	328,392
Total Liabilities	811,305	298,665
Derivatives | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total Financial assets		328,392
Hedging Derivatives | Market risk
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total Financial assets	30,138	55,261
Total Liabilities	195,539	13,464
Debt securities | Market risk
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total Financial assets	22,729,991	20,440,663
Debt securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total Financial assets	3,762,978	2,650,536
Debt securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Market risk
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total Financial assets	3,762,978	2,650,536
Debt securities | Financial assets at fair value through profit or loss, category [member] | Market risk
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total Financial assets	31,256
Debt securities | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total Financial assets	18,935,757
Debt securities | Financial assets at fair value through other comprehensive income, category [member] | Market risk
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total Financial assets	18,935,757	17,790,127
Derivatives and Hedging | Market risk
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total Financial assets	$ 798,824	$ 383,653